Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Leases
(6)	Leases

(a)	Lessor

The Company’s lease rental income for the three and six months ended June 30, 2021 and 2020 were as follows:

	Three Months Ended June 30,
	2021			2020
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$145,894	$14,661	$160,555	$112,796	$14,884	$127,680
Interest income on net investment in finance leases	18,404	—	18,404	5,674	—	5,674
Interest income on container leaseback financing receivable	5,341	—	5,341	4,069	—	4,069
Variable lease revenue	2,809	325	3,134	6,109	1,242	7,351
Total lease rental income	$172,448	$14,986	$187,434	$128,648	$16,126	$144,774

	Six Months Ended June 30,
	2021			2020
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$276,808	$29,107	$305,915	$228,599	$29,397	$257,996
Interest income on net investment in finance leases	33,047	—	33,047	10,958	—	10,958
Interest income on container leaseback financing receivable	10,779	—	10,779	8,075	—	8,075
Variable lease revenue	6,237	700	6,937	11,088	2,135	13,223
Total lease rental income	$326,871	$29,807	$356,678	$258,720	$31,532	$290,252

Variable lease revenue includes other charges set forth in the leases, such as handling fees, pick-up and drop-off charges and charges for damage protection plan.

For finance leases, the net selling gain recognized at lease commencement, representing the difference between the estimated fair value of containers placed on these leases and their net book value, in the amount of $851 and $23 for the three months ended June 30, 2021 and 2020, respectively, and $1,286 and $14 for the six months ended June 30, 2021 and 2020, respectively, are included in “gain on sale of owned fleet containers, net” in the condensed consolidated statements of operations.

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of June 30, 2021:

	Owned	Managed	Total
Twelve months ending June 30:
2022	411,631	32,134	443,765
2023	369,218	24,120	393,338
2024	311,303	21,201	332,504
2025	250,156	16,609	266,765
2026	166,771	12,185	178,956
2027 and thereafter	259,798	13,109	272,907
Total future minimum lease payments receivable	$1,768,877	$119,358	$1,888,235

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Future minimum lease payments receivable	$1,822,396	$1,216,086
Residual value of containers	17,325	12,601
Less: unearned income	(541,905)	(347,394)
Net investment in finance leases (1)	$1,297,816	$881,293
Less: Allowance for credit losses	(705)	(1,333)
Net investment in finance leases, net	$1,297,111	$879,960
Amounts due within one year	$98,590	$78,459
Amounts due beyond one year	1,198,521	801,501
Net investment in finance leases, net	$1,297,111	$879,960

(1) One major customer represented 78.9% and 80.1% of the Company’s finance leases portfolio as of June 30, 2021 and December 31, 2020, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

Container Leaseback Financing Receivable

The Company’s container leaseback financing receivable pertains to containers purchased that were leased back to the seller-lessees through a sales-type leaseback arrangement that are accounted for as financing transactions.

The following table represents the components of the container leaseback financing receivable as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Future minimum payments receivable	$490,262	$505,473
Less: unearned income	(133,423)	(141,181)
Container leaseback financing receivable (1)	356,839	$364,292
Less: Allowance for credit losses	(132)	(424)
Container leaseback financing receivable, net	$356,707	$363,868
Amounts due within one year	28,916	27,076
Amounts due beyond one year	327,791	336,792
Container leaseback financing receivable, net	$356,707	$363,868

(1) One major customer represented 89.1% and 89.7% of the Company’s container leaseback financing receivable portfolio as of June 30, 2021 and December 31, 2020, respectively. As of December 31, 2020, one other customer represented 10.3% of the Company’s container leaseback financing receivable portfolio.

The following is a schedule by year, of future minimum lease payments receivable under the net investment in finance leases and container leaseback financing receivable as of June 30, 2021:

Twelve months ending June 30:	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total
2022	172,820	49,285	222,105
2023	149,606	49,285	198,891
2024	144,121	49,420	193,541
2025	138,912	39,356	178,268
2026	138,081	37,047	175,128
2027 and thereafter	1,078,856	265,869	1,344,725
Total future minimum lease payments receivable	$1,822,396	$490,262	$2,312,658

(b)	Lessee

Right-of-use (“ROU”) lease assets and lease liabilities are recognized for the Company’s office space leases at the commencement date based on the present value of lease payments over the lease term. As of June 30, 2021 and December 31, 2020, ROU operating lease assets amounted to $9,802 and $10,331, respectively, which were reported in “other assets” in the condensed consolidated balance sheets. As of June 30, 2021 and December 31, 2020, total lease liabilities amounted to $11,817 and $12,636, respectively, which were reported in “other liabilities” in the condensed consolidated balance sheets. As of June 30, 2021, the weighted average discount rate was 4.75% and the weighted average remaining lease term was 4.4 years.

Operating lease expense is recognized on a straight-line basis over the lease term and is reported in “general and administrative expense” in the condensed consolidated statements of operations. Other information related to the Company's operating leases are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Operating lease cost	$527	$524	$1,053	$1,051
Short-term and variable lease cost	43	33	74	64
Total rent expense	$570	$557	$1,127	$1,115

Cash paid for amounts included in the measurement of lease liabilities	$773	$521	$1,360	$1,144

Future minimum lease payment obligations under the Company’s noncancelable operating leases at June 30, 2021 were as follows:

Operating Leases
Twelve months ending June 30:
2022	2,104
2023	2,381
2024	2,457
2025	2,225
2026	2,154
2027 and thereafter	2,024
Total minimum lease payments	13,345
Less imputed interest	(1,528)
Total present value of operating lease liabilities	$11,817